Loans At Amortized Cost_Details Of Loans For Other Banks(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Details Of Loans Other Than Banks Line Items [Line Items]
Loans for other banks	₩ 3,483,590	₩ 5,314,500
Loans at amortized cost
Details Of Loans Other Than Banks Line Items [Line Items]
Loans for other banks	3,484,210
Loans
Details Of Loans Other Than Banks Line Items [Line Items]
Loans for other banks		5,314,577
Less: Allowances
Details Of Loans Other Than Banks Line Items [Line Items]
Loans for other banks	₩ (620)	₩ (77)